Significant Accounting Policies (Details 2) (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩) Item	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Number of financial institutions, concentrations of credit risk | Item	3
Financial Institution One | Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	30.60%
Financial Institution Two | Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	25.34%
Financial Institution Three | Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	24.54%
One Payment Gateway Company | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	45.53%
GungHo Online Entertainment Incorporated | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Accounts Receivable	₩ 1,080
LG Electronics Incorporation | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Accounts Receivable	₩ 1,013
Countries in Asia | Revenue | Geographic concentration risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	88.00%	87.00%	84.00%
Japan | GungHo Online Entertainment Incorporated | Revenue | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	21.00%	27.00%	28.00%
Japan | GungHo Online Entertainment Incorporated | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	9.00%	23.00%	25.00%
Korea | LG Electronics Incorporation | Revenue | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	8.00%	12.00%	8.00%
Korea | LG Electronics Incorporation | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	8.00%	11.00%	15.00%